SUPPLEMENTAL FINANCIAL INFORMATION (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 61.6	$ 64.1	$ 68.0
Income taxes, net of refunds	108.8	129.4	97.7
Capital expenditure accrued but not paid	3.8	11.5	12.0
Foreign Currency
Foreign currency translation adjustment	$ 8.7	$ 7.9	$ 8.8